Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (e)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)(7)	Company-Selected Measure: Adjusted EBITDA(i)(8)
					Total Shareholder Return (f)(5)	Peer Group Total Shareholder Return (g)(6)
							(in thousands)
2023	$6,192,025	$13,677,891	$2,433,397	$2,853,732	$106	$115	$23,412	$143,404
2022	$6,261,962	$4,823,891	$2,678,069	$2,245,444	$82	$91	$16,707	$114,696
2021	$9,486,833	$7,907,506	$3,472,614	$2,983,574	$89	$112	$113	$113,346

Named Executive Officers, Footnote	John Pagliuca served as our Principal Executive Officer (“PEO”) during the periods presented. Our other NEOs (other than our PEO), for 2022 and 2021, were Tim O’Brien and Michael Adler and, for 2023, were Tim O’Brien, Michael Adler, Frank Colletti and Kathleen Pai.The dollar amounts reported in columns (b) and (d) represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our NEOs as a group (excluding our PEO) for the applicable fiscal year.
Peer Group Issuers, Footnote	The TSR Peer Group reflects an assumed $100 investment in the S&P 500 Information Technology Index consistent with the time frame that N-able’s TSR is measured.
PEO Total Compensation Amount	$ 6,192,025	$ 6,261,962	$ 9,486,833
PEO Actually Paid Compensation Amount	$ 13,677,891	4,823,891	7,907,506
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the “compensation actually paid” to our PEO, as calculated in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the “compensation actually paid” to our PEO for such year.

PEO
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$9,486,833	$6,261,962	$6,192,025
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$8,593,025	$5,354,179	$5,058,475
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$7,630,606	$4,728,605	$6,396,080
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	($550,990)	($436,594)	$7,829,767
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	($65,918)	($375,903)	$(970,431)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	$711,075
=	Compensation Actually Paid		$7,907,506	$4,823,891	$13,677,891

(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards granted to our PEO during the indicated fiscal year, computed in accordance with FASB ASC Topic 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
(d) Represents the aggregate change in fair value during the indicated fiscal year (from the end of the prior fiscal year) of the outstanding and unvested stock awards held by our PEO, as of the last day of the indicated fiscal year granted in any prior fiscal year, computed in accordance with FASB ASC Topic 718.
(e) Represents the fair value as of the vesting of the stock awards granted to our PEO that were granted and vested in the same indicated fiscal year, as computed in accordance with FASB ASC Topic 718.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by our PEO that was granted in a prior fiscal year and which satisfied all applicable vesting conditions during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
	(g) Represents the aggregate fair value as of the last day of the prior fiscal year of each stock award held by our PEO that was granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
Non-PEO NEO Average Total Compensation Amount	$ 2,433,397	2,678,069	3,472,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,853,732	2,245,444	2,983,574
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the “compensation actually paid” to our NEOs as a group (other than our PEO), as calculated in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to NEOs as a group (excluding our PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our NEOs as a group for each covered fiscal year to determine the average “compensation actually paid” to our NEOs for such year:

Average NEOs
			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$3,472,614	$2,678,069	$2,433,397
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,864,338	$2,034,585	$1,681,939
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,543,532	$1,796,867	$2,146,984
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(144,159)	$(133,386)	$463,417
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$(24,075)	$(61,521)	$(288,995)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	$219,132
=	Compensation Actually Paid		$2,983,574	$2,245,444	$2,853,732

See note (1) above for the NEOs included in the average for each indicated fiscal year.
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for our NEOs as a group (other than our PEO) in the indicated fiscal year.
(b) Represents the average aggregate grant date fair value of the stock awards and option awards granted to our NEOs as a group (other than our PEO during the indicated fiscal year, computed in accordance with FASB ASC Topic 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c) Represents the average aggregate fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards and option awards of our NEOs as a group (other than our PEO) granted during such fiscal year, computed in accordance with FASB ASC Topic 718.
(d) Represents the average aggregate change in fair value during the indicated fiscal year (from the end of the prior fiscal year) of the outstanding and unvested stock awards and option awards held by our NEOs as a group (other than our PEO) as of the last day of the indicated fiscal year granted in any prior fiscal year, computed in accordance with FASB ASC Topic 718.
(e) Represents the average aggregate fair value as of the vesting of the stock awards and option awards that were granted to our NEOs as a group (other than our PEO) that were granted and vested in the same indicated fiscal year, computed in accordance with FASB ASC Topic 718.
(f) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our NEOs as a group (other than our PEO) that was granted in a prior fiscal year and which satisfied all applicable vesting conditions during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
(g) Represents the average aggregate fair value as of the last day of the prior fiscal year of the stock awards and option awards held by our NEOs as a group (other than our PEO) that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
We believe “compensation actually paid” over 2021, 2022 and 2023 are reflective of the compensation committee’s emphasis on aligning pay and performance given the movement in “compensation actually paid.” The following charts illustrate the relationship between pay and performance, in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Net Income
Our PEO’s “compensation actually paid” was generally impacted by our TSR performance, given the leverage of our compensation program towards equity compensation. However, “compensation actually paid” to our PEO and NEOs for 2021 was anomalously greater as a result of one-time new hire equity awards granted to Mr. Adler and one-time equity awards granted to Mr. Pagliuca and Mr. O’Brien in connection with their appointment to the positions of chief executive officer and chief financial officer, respectively. The average “compensation actually paid” for our other NEOs was also similarly impacted by our TSR performance.

Compensation Actually Paid vs. Company Selected Measure
We do not use GAAP or non-GAAP net income (loss) as a financial performance measure in our overall executive compensation program. Please refer to our 2023 Annual Report for further information on our net income over the last 3-year period.

Total Shareholder Return Vs Peer Group
We believe “compensation actually paid” over 2021, 2022 and 2023 are reflective of the compensation committee’s emphasis on aligning pay and performance given the movement in “compensation actually paid.” The following charts illustrate the relationship between pay and performance, in accordance with Item 402(v) of Regulation S-K.

Total Shareholder Return Amount	$ 106	82	89
Peer Group Total Shareholder Return Amount	115	91	112
Net Income (Loss)	$ 23,412,000	$ 16,707,000	$ 113,000
Company Selected Measure Amount	143,404,000	114,696,000	113,346,000
PEO Name	(1)John Pagliuca	(1)John Pagliuca	(1)John Pagliuca
Additional 402(v) Disclosure	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on December 31, 2020, using the closing stock price of the end of the day. Cumulative total stockholder return “TSR” is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2020) by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of GAAP net income (loss) reflected in our audited financial statements for each covered fiscal year.The Company’s adjusted EBITDA is a key driver of the Company’s performance and stockholder value creation and represented 50% of our corporate performance component of our 2023 Executive Bonus Program. The other 50% of the corporate performance of our 2023 Executive Bonus Program was based on ARR. Adjusted EBITDA and ARR used for determining achievement of the Bonus Measures may differ from adjusted EBITDA as reported from time to time in our financial releases and other filings with the SEC because this measure may be adjusted for foreign exchange rates and/or exclude certain items that we consider to be non-recurring in nature.
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,058,475	$ 5,354,179	$ 8,593,025
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,396,080	4,728,605	7,630,606
PEO | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,829,767	436,594	550,990
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(970,431)	375,903	65,918
PEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,075	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,681,939	2,034,585	2,864,338
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,146,984	1,796,867	2,543,532
Non-PEO NEO | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,417	(133,386)	(144,159)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,995)	(61,521)	(24,075)
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 219,132	$ 0	$ 0